Principal Accounting Policies (Summary financial information of the Group's VIEs in the consolidated financial statements) (Details) (CNY) In Millions, unless otherwise specified	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Amount of registered capital and PRC statutory reserves of VIEs	254
Consolidated VIEs, accounts payable	538
Consolidated VIEs, due to related parties	0.2
Consolidated VIEs, salary and welfare payable	51
Consolidated VIEs, taxes payable	62
Consolidated VIEs, advance from customers	824
Consolidated VIEs, other payables and accruals	52